UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-6001
                                                      --------

                      Oppenheimer Global Opportunities Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                7.7%
--------------------------------------------------------------------------------
Bombardier, Inc., Cl. B                                                     3.4
--------------------------------------------------------------------------------
Cree, Inc.                                                                  3.3
--------------------------------------------------------------------------------
NicOx SA                                                                    3.2
--------------------------------------------------------------------------------
ABB Ltd.                                                                    2.7
--------------------------------------------------------------------------------
Cepheid, Inc.                                                               2.3
--------------------------------------------------------------------------------
Siemens AG                                                                  2.3
--------------------------------------------------------------------------------
Nektar Therapeutics                                                         2.2
--------------------------------------------------------------------------------
Novozymes AS, B Shares                                                      2.1
--------------------------------------------------------------------------------
Rambus, Inc.                                                                2.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on net assets.

For more current Fund holdings, please visit www.oppenheimerfunds.com.

TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
United States                                                              52.1%
--------------------------------------------------------------------------------
France                                                                      8.3
--------------------------------------------------------------------------------
Japan                                                                       7.8
--------------------------------------------------------------------------------
Switzerland                                                                 6.6
--------------------------------------------------------------------------------
United Kingdom                                                              5.6
--------------------------------------------------------------------------------
Germany                                                                     4.5
--------------------------------------------------------------------------------
Canada                                                                      3.4
--------------------------------------------------------------------------------
Sweden                                                                      2.7
--------------------------------------------------------------------------------
Denmark                                                                     2.1
--------------------------------------------------------------------------------
Italy                                                                       1.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                    8 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

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--------------------------------------------------------------------------------

REGIONAL ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

United States/Canada          55.5%
Europe                        32.5
Asia                          11.2
Latin America                  0.8

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                    9 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund's Class A shares (without sales charge) underperformed its benchmark, the MSCI World Index, during the reporting period. However, the Fund's Class A shares (without sales charge) did significantly outpace our peer group average in the Lipper Global Flexible Fund category, 17.35% to 14.76%, respectively, good enough to place the Fund's performance in the first quartile. Negative influences on performance during the past year included an underexposure to materials and financial stocks as well as an overweighting in various technology and health care companies. The Fund's allocation to Japan also detracted from returns. On the positive side, we did see strong performance from a number of our largest holdings, boosting the Fund's total returns.

      During the period, we continued to search for investment opportunities that we believed would provide us with a favorable reward-to-risk ratio. When choosing stocks for the portfolio, we are willing to take risks if the reward opportunities appear high enough to us. We also pay close attention to the overall market environment and favor companies in sectors that investors are unenthusiastic about, while steering away from areas currently benefiting from high investor enthusiasm. As an example, we had significant underweighted exposure to emerging markets, energy and materials. As a group, they struck us as very expensive and offering too much near-term risk relative to their appreciation prospects.

      We owned a variety of high-quality growth stocks in countries around the world, including a notable emphasis on biotechnology stocks. We believe that biotech companies are leading a medical diagnostic revolution that stands to reshape the health care industry as well as dramatically lower its costs. We also maintained meaningful positions in health care companies that are developing new drug-delivery systems and drug pathways, as we believe there are great opportunities to invest in companies on the forefront of research into future cures for currently intractable diseases.

      One of the Fund's top overall performers was in the health care sector--French bio-pharmaceutical company NicOx SA, which performed very well in part because of good news surrounding the company's partnerships with several large U.S. drug companies. In contrast, one of our biotechnology holdings that did not perform well was U.S.-based Nektar Therapeutics, which makes an innovative inhaled insulin product. The company's shares fell, as prescriptions for this drug were written much more slowly than we had


                   10 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND anticipated. Nevertheless, we remain positive about this stock's potential and continued to own a relatively large position at period end. Another underperformer was Telik, Inc., a U.S. biopharmaceutical company whose once-promising cancer drug failed to meet expectations in a clinical trial.

      Another area of emphasis in the portfolio was electrical equipment stocks--companies that we believe can benefit from the need to upgrade aging electrical networks in developed countries and implement new systems in developing regions. Companies such as ABB Ltd., a Switzerland-based provider of infrastructure to utility companies, and Germany's Siemens AG, an electronics and electrical engineering company, did very well during the past year and added to the Fund's returns.

      One of the Fund's best-performing positions overall was Crocs, Inc., which we sold and took profits, a U.S. footwear maker whose popular clog shoes have been extremely profitable for the company, boosting its stock price. Also adding to returns was Bombardier, Inc., a Canadian railway and airplane manufacturer that rose off of a relatively inexpensive valuation and returned to profitability, in part on the strength of improved airplane sales.

      Of final note, we also had a significant allocation to information technology stocks, where we continued to find a variety of opportunities. One of our technology investments, U.S.-based Advanced Micro Devices (AMD), Inc., the second-leading maker of microprocessors, continued to be our largest holding and, unfortunately, a significant detractor from performance during the past year. AMD was hurt in large part by aggressive price competition from its chief rival, Intel Corp.

      Please remember that investing in foreign markets entails additional risks, including the risks associated with currency fluctuations and political uncertainties, as described in the prospectus.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B and Class C shares, performance is measured from a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on February 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.


                   11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International, Inc. (MSCI) World Index, an unmanaged index of issuers listed on the stock exchanges of 23 foreign countries and the United States. It is widely recognized as a measure of global stock market performance. Index performance reflects the reinvestment of dividends but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                   12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Opportunities Fund (Class A)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Global Opportunities
                       Fund (Class A)             MSCI World Index

09/30/1997               $  9,425                     $ 10,000
12/31/1997               $  9,201                     $  9,763
03/31/1998               $ 10,210                     $ 11,172
06/30/1998               $ 10,422                     $ 11,409
09/30/1998               $  8,599                     $ 10,051
12/31/1998               $ 10,381                     $ 12,184
03/31/1999               $ 10,850                     $ 12,630
06/30/1999               $ 13,496                     $ 13,243
09/30/1999               $ 14,623                     $ 13,058
12/31/1999               $ 19,368                     $ 15,272
03/31/2000               $ 22,520                     $ 15,439
06/30/2000               $ 21,695                     $ 14,903
09/30/2000               $ 19,966                     $ 14,165
12/31/2000               $ 18,549                     $ 13,299
03/31/2001               $ 15,819                     $ 11,600
06/30/2001               $ 16,423                     $ 11,922
09/30/2001               $ 12,320                     $ 10,217
12/31/2001               $ 15,523                     $ 11,102
03/31/2002               $ 15,461                     $ 11,171
06/30/2002               $ 13,846                     $ 10,147
09/30/2002               $ 10,349                     $  8,290
12/31/2002               $ 11,334                     $  8,932
03/31/2003               $ 10,297                     $  8,491
06/30/2003               $ 13,297                     $  9,955
09/30/2003               $ 15,351                     $ 10,447
12/31/2003               $ 17,822                     $ 11,948
03/31/2004               $ 19,751                     $ 12,273
06/30/2004               $ 19,605                     $ 12,401
09/30/2004               $ 18,191                     $ 12,289
12/31/2004               $ 23,148                     $ 13,770
03/31/2005               $ 21,422                     $ 13,631
06/30/2005               $ 22,508                     $ 13,714
09/30/2005               $ 24,360                     $ 14,686
12/31/2005               $ 27,184                     $ 15,150
03/31/2006               $ 31,092                     $ 16,167
06/30/2006               $ 28,700                     $ 16,114
09/30/2006               $ 29,318                     $ 16,851
12/31/2006               $ 30,175                     $ 18,279
03/31/2007               $ 30,393                     $ 18,754
06/30/2007               $ 33,114                     $ 20,013
09/30/2007               $ 34,407                     $ 20,504

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year   10.61%     5-Year   25.66%     10-Year   13.15%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Opportunities Fund (Class B)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Global Opportunities
                       Fund (Class B)             MSCI World Index

09/30/1997               $ 10,000                     $ 10,000
12/31/1997               $  9,749                     $  9,763
03/31/1998               $ 10,795                     $ 11,172
06/30/1998               $ 11,003                     $ 11,409
09/30/1998               $  9,058                     $ 10,051
12/31/1998               $ 10,917                     $ 12,184
03/31/1999               $ 11,386                     $ 12,630
06/30/1999               $ 14,134                     $ 13,243
09/30/1999               $ 15,290                     $ 13,058
12/31/1999               $ 20,211                     $ 15,272
03/31/2000               $ 23,459                     $ 15,439
06/30/2000               $ 22,556                     $ 14,903
09/30/2000               $ 20,715                     $ 14,165
12/31/2000               $ 19,207                     $ 13,299
03/31/2001               $ 16,352                     $ 11,600
06/30/2001               $ 16,944                     $ 11,922
09/30/2001               $ 12,690                     $ 10,217
12/31/2001               $ 15,955                     $ 11,102
03/31/2002               $ 15,861                     $ 11,171
06/30/2002               $ 14,180                     $ 10,147
09/30/2002               $ 10,579                     $  8,290
12/31/2002               $ 11,559                     $  8,932
03/31/2003               $ 10,479                     $  8,491
06/30/2003               $ 13,516                     $  9,955
09/30/2003               $ 15,576                     $ 10,447
12/31/2003               $ 18,084                     $ 11,948
03/31/2004               $ 20,041                     $ 12,273
06/30/2004               $ 19,893                     $ 12,401
09/30/2004               $ 18,459                     $ 12,289
12/31/2004               $ 23,488                     $ 13,770
03/31/2005               $ 21,736                     $ 13,631
06/30/2005               $ 22,838                     $ 13,714
09/30/2005               $ 24,718                     $ 14,686
12/31/2005               $ 27,583                     $ 15,150
03/31/2006               $ 31,548                     $ 16,167
06/30/2006               $ 29,122                     $ 16,114
09/30/2006               $ 29,749                     $ 16,851
12/31/2006               $ 30,618                     $ 18,279
03/31/2007               $ 30,840                     $ 18,754
06/30/2007               $ 33,601                     $ 20,013
09/30/2007               $ 34,913                     $ 20,504

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year   11.45%     5-Year   25.98%     10-Year   13.32%


                   14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Opportunities Fund (Class C)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Global Opportunities
                       Fund (Class C)             MSCI World Index

09/30/1997               $ 10,000                     $ 10,000
12/31/1997               $  9,746                     $  9,763
03/31/1998               $ 10,791                     $ 11,172
06/30/1998               $ 10,998                     $ 11,409
09/30/1998               $  9,057                     $ 10,051
12/31/1998               $ 10,916                     $ 12,184
03/31/1999               $ 11,384                     $ 12,630
06/30/1999               $ 14,131                     $ 13,243
09/30/1999               $ 15,287                     $ 13,058
12/31/1999               $ 20,209                     $ 15,272
03/31/2000               $ 23,461                     $ 15,439
06/30/2000               $ 22,552                     $ 14,903
09/30/2000               $ 20,712                     $ 14,165
12/31/2000               $ 19,206                     $ 13,299
03/31/2001               $ 16,353                     $ 11,600
06/30/2001               $ 16,944                     $ 11,922
09/30/2001               $ 12,686                     $ 10,217
12/31/2001               $ 15,949                     $ 11,102
03/31/2002               $ 15,863                     $ 11,171
06/30/2002               $ 14,183                     $ 10,147
09/30/2002               $ 10,578                     $  8,290
12/31/2002               $ 11,564                     $  8,932
03/31/2003               $ 10,484                     $  8,491
06/30/2003               $ 13,513                     $  9,955
09/30/2003               $ 15,571                     $ 10,447
12/31/2003               $ 18,042                     $ 11,948
03/31/2004               $ 19,962                     $ 12,273
06/30/2004               $ 19,766                     $ 12,401
09/30/2004               $ 18,317                     $ 12,289
12/31/2004               $ 23,259                     $ 13,770
03/31/2005               $ 21,476                     $ 13,631
06/30/2005               $ 22,527                     $ 13,714
09/30/2005               $ 24,331                     $ 14,686
12/31/2005               $ 27,097                     $ 15,150
03/31/2006               $ 30,938                     $ 16,167
06/30/2006               $ 28,499                     $ 16,114
09/30/2006               $ 29,063                     $ 16,851
12/31/2006               $ 29,854                     $ 18,279
03/31/2007               $ 30,011                     $ 18,754
06/30/2007               $ 32,647                     $ 20,013
09/30/2007               $ 33,852                     $ 20,504

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year   15.48%     5-Year   26.19%     10-Year   12.97%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

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FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Opportunities Fund (Class N)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Global Opportunities
                       Fund (Class N)             MSCI World Index

03/01/2001               $ 10,000                     $ 10,000
03/31/2001               $  9,150                     $  9,345
06/30/2001               $  9,492                     $  9,604
09/30/2001               $  7,122                     $  8,231
12/31/2001               $  8,966                     $  8,944
03/31/2002               $  8,926                     $  8,999
06/30/2002               $  7,988                     $  8,174
09/30/2002               $  5,969                     $  6,678
12/31/2002               $  6,533                     $  7,196
03/31/2003               $  5,934                     $  6,840
06/30/2003               $  7,658                     $  8,020
09/30/2003               $  8,831                     $  8,416
12/31/2003               $ 10,242                     $  9,625
03/31/2004               $ 11,343                     $  9,887
06/30/2004               $ 11,246                     $  9,990
09/30/2004               $ 10,429                     $  9,900
12/31/2004               $ 13,260                     $ 11,093
03/31/2005               $ 12,257                     $ 10,982
06/30/2005               $ 12,872                     $ 11,048
09/30/2005               $ 13,916                     $ 11,831
12/31/2005               $ 15,512                     $ 12,205
03/31/2006               $ 17,727                     $ 13,024
06/30/2006               $ 16,353                     $ 12,982
09/30/2006               $ 16,690                     $ 13,575
12/31/2006               $ 17,163                     $ 14,725
03/31/2007               $ 17,271                     $ 15,109
06/30/2007               $ 18,804                     $ 16,122
09/30/2007               $ 19,515                     $ 16,518

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year   15.93%     5-Year   26.73%     Since Inception (3/1/01)   10.69%


                   16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Global Opportunities Fund (Class Y)
   MSCI World Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Oppenheimer Global Opportunities
                       Fund (Class Y)             MSCI World Index

02/01/2001               $ 10,000                     $ 10,000
03/31/2001               $  8,120                     $  8,556
06/30/2001               $  8,437                     $  8,794
09/30/2001               $  6,335                     $  7,536
12/31/2001               $  7,988                     $  8,189
03/31/2002               $  7,966                     $  8,240
06/30/2002               $  7,144                     $  7,484
09/30/2002               $  5,348                     $  6,115
12/31/2002               $  5,865                     $  6,589
03/31/2003               $  5,334                     $  6,263
06/30/2003               $  6,898                     $  7,343
09/30/2003               $  7,971                     $  7,706
12/31/2003               $  9,262                     $  8,813
03/31/2004               $ 10,273                     $  9,053
06/30/2004               $ 10,205                     $  9,147
09/30/2004               $  9,478                     $  9,064
12/31/2004               $ 12,073                     $ 10,157
03/31/2005               $ 11,177                     $ 10,055
06/30/2005               $ 11,758                     $ 10,116
09/30/2005               $ 12,734                     $ 10,833
12/31/2005               $ 14,221                     $ 11,175
03/31/2006               $ 16,279                     $ 11,925
06/30/2006               $ 15,041                     $ 11,886
09/30/2006               $ 15,378                     $ 12,430
12/31/2006               $ 15,843                     $ 13,483
03/31/2007               $ 15,970                     $ 13,833
06/30/2007               $ 17,421                     $ 14,761
09/30/2007               $ 18,113                     $ 15,124

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/07

1-Year   17.79%     5-Year   27.64%     Since Inception (2/1/01)   9.32%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                   17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/22/90. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/10/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 2/1/01. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to


                   19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                 BEGINNING     ENDING        EXPENSES
                                 ACCOUNT       ACCOUNT       PAID DURING
                                 VALUE         VALUE         6 MONTHS ENDED
                                 (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
-------------------------------------------------------------------------------
Class A Actual                   $ 1,000.00    $ 1,132.10    $ 6.06
-------------------------------------------------------------------------------
Class A Hypothetical               1,000.00      1,019.40      5.74
-------------------------------------------------------------------------------
Class B Actual                     1,000.00      1,127.70     10.18
-------------------------------------------------------------------------------
Class B Hypothetical               1,000.00      1,015.54      9.65
-------------------------------------------------------------------------------
Class C Actual                     1,000.00      1,127.90     10.02
-------------------------------------------------------------------------------
Class C Hypothetical               1,000.00      1,015.69      9.49
-------------------------------------------------------------------------------
Class N Actual                     1,000.00      1,130.00      7.98
-------------------------------------------------------------------------------
Class N Hypothetical               1,000.00      1,017.60      7.56
-------------------------------------------------------------------------------
Class Y Actual                     1,000.00      1,134.20      4.07
-------------------------------------------------------------------------------
Class Y Hypothetical               1,000.00      1,021.26      3.86

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             1.13%
-----------------------------
Class B             1.90
-----------------------------
Class C             1.87
-----------------------------
Class N             1.49
-----------------------------
Class Y             0.76

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                   20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--96.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.9%
--------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Ford Motor Co. 1                                    8,000,000   $    67,920,000
--------------------------------------------------------------------------------
DISTRIBUTORS--0.7%
Inchcape plc                                        3,500,000        30,147,721
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
iRobot Corp. 1                                        500,000         9,940,000
--------------------------------------------------------------------------------
Tempur-Pedic
International, Inc.                                   400,000        14,300,000
                                                                ----------------
                                                                     24,240,000

--------------------------------------------------------------------------------
MEDIA--2.4%
Interpublic Group of
Cos., Inc. (The) 1                                  6,000,000        62,280,000
--------------------------------------------------------------------------------
Toei Animation Co. Ltd.                               400,000        10,621,164
--------------------------------------------------------------------------------
XM Satellite Radio
Holdings, Inc., Cl. A 1                             3,000,000        42,510,000
                                                                ----------------
                                                                    115,411,164

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.4%
Saks, Inc.                                          1,000,000        17,150,000
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.9%
AutoNation, Inc. 1                                  1,200,000        21,264,000
--------------------------------------------------------------------------------
H&M Hennes & Mauritz
AB, Cl. B                                           1,100,000        69,730,451
                                                                ----------------
                                                                     90,994,451

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
LVMH Moet Hennessey
Louis Vuitton                                         400,000        47,951,632
--------------------------------------------------------------------------------
Swatch Group AG (The),
Cl. B                                                  90,000        29,529,740
                                                                ----------------
                                                                     77,481,372

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.3%
--------------------------------------------------------------------------------
BEVERAGES--0.3%
C&C Group plc                                       2,000,000        16,540,946
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Rite Aid Corp. 1                                   10,003,300        46,215,246
--------------------------------------------------------------------------------
Tesco plc                                           2,000,000        17,974,057

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING Continued
Whole Foods Market, Inc.                              200,000   $     9,792,000
                                                                ----------------
                                                                     73,981,303

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.4%
Nestle SA                                             150,000        67,382,435
--------------------------------------------------------------------------------
Parmalat SpA                                        6,954,000        24,690,870
--------------------------------------------------------------------------------
Thorntons plc 2                                     6,300,000        22,041,493
                                                                ----------------
                                                                    114,114,798

--------------------------------------------------------------------------------
ENERGY--1.3%
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.3%
Peabody Energy Corp.                                  400,000        19,148,000
--------------------------------------------------------------------------------
Verenium Corp. 1,2                                  7,819,037        41,284,511
                                                                ----------------
                                                                     60,432,511

--------------------------------------------------------------------------------
FINANCIALS--6.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.4%
Legg Mason, Inc.                                      500,000        42,145,000
--------------------------------------------------------------------------------
Mediobanca SpA                                        703,300        15,383,967
--------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                          3,500,000        58,249,717
                                                                ----------------
                                                                    115,778,684

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.3%
Banco Bradesco SA,
Sponsored ADR                                         200,000         5,874,000
--------------------------------------------------------------------------------
Bank of China Ltd.                                 20,000,000        10,702,548
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                             3,940,000        57,038,986
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                         100,000         5,272,000
--------------------------------------------------------------------------------
Sumitomo Trust &
Banking Co. Ltd.
(The)                                               4,000,000        30,142,532
                                                                ----------------
                                                                    109,030,066

--------------------------------------------------------------------------------
INSURANCE--1.6%
Assicurazioni Generali
SpA                                                   550,000        24,202,541
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                 600,000        53,442,130
                                                                ----------------
                                                                     77,644,671


                   21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.5%
Shui On Land Ltd.                                  15,000,000   $    18,171,510
--------------------------------------------------------------------------------
SM Prime Holdings, Inc.                            25,042,130         6,711,887
                                                                ----------------
                                                                     24,883,397

--------------------------------------------------------------------------------
HEALTH CARE--19.2%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--8.8%
Alnylam Pharmaceuticals,
Inc. 1                                              1,000,000        32,770,000
--------------------------------------------------------------------------------
Arena Pharmaceuticals,
Inc. 1                                              2,891,800        31,665,210
--------------------------------------------------------------------------------
Cepheid, Inc. 1,2                                   4,900,000       111,720,000
--------------------------------------------------------------------------------
Kosan Biosciences,
Inc. 1,2                                            4,008,088        20,080,521
--------------------------------------------------------------------------------
NicOx SA 1,2                                        6,296,527       150,838,674
--------------------------------------------------------------------------------
Novavax, Inc. 1,2                                   6,009,883        21,575,480
--------------------------------------------------------------------------------
Rigel Pharmaceuticals,
Inc. 1,2                                            2,499,900        23,574,057
--------------------------------------------------------------------------------
Telik, Inc. 1,2                                     9,600,000        27,936,000
                                                                ----------------
                                                                    420,159,942

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.9%
ArthroCare Corp. 1                                  1,000,000        55,890,000
--------------------------------------------------------------------------------
bioMerieux                                            400,000        41,917,039
--------------------------------------------------------------------------------
Carl Zeiss Meditec AG                               2,100,000        46,085,072
--------------------------------------------------------------------------------
Essilor International SA                              600,000        37,644,912
--------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1                            400,000        92,000,000
--------------------------------------------------------------------------------
Sysmex Corp.                                          200,000         7,713,403
                                                                ----------------
                                                                    281,250,426

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Quest Diagnostics, Inc.                               400,000        23,108,000
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--4.0%
Bio-Rad Laboratories,
Inc., Cl. A 1                                         400,000        36,200,000
--------------------------------------------------------------------------------
Luminex Corp. 1                                     1,000,000        15,080,000
--------------------------------------------------------------------------------
Nektar Therapeutics 1,2                            12,000,000       105,960,000
--------------------------------------------------------------------------------
Tecan Group AG                                        500,000        32,209,577
--------------------------------------------------------------------------------
Vermillion, Inc. 1                                  1,144,966         1,144,966
--------------------------------------------------------------------------------
Vermillion, Inc. 1,3                                4,343,500         3,474,800
                                                                ----------------
                                                                    194,069,343

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--20.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Bombardier, Inc.,
Cl. B 1                                            27,085,800   $   160,938,097
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Capita Group plc                                    2,903,225        43,005,461
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.8%
JGC Corp.                                           2,000,000        38,567,013
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--9.0%
ABB Ltd.                                            5,000,000       131,047,438
--------------------------------------------------------------------------------
Alstom                                                300,000        60,989,034
--------------------------------------------------------------------------------
Baldor Electric Co.                                 2,000,000        79,900,000
--------------------------------------------------------------------------------
II-VI, Inc. 1                                         500,000        17,265,000
--------------------------------------------------------------------------------
Mitsubishi Electric Corp.                           3,000,000        37,466,001
--------------------------------------------------------------------------------
Rockwell Automation, Inc.                             200,000        13,902,000
--------------------------------------------------------------------------------
Saft Groupe SA 1                                       98,700         4,391,108
--------------------------------------------------------------------------------
Schneider Electric SA                                 423,529        53,508,063
--------------------------------------------------------------------------------
Shanghai Electric Group
Co. Ltd.                                           40,000,000        31,028,358
                                                                ----------------
                                                                    429,497,002

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.0%
Siemens AG                                            800,000       109,797,659
--------------------------------------------------------------------------------
Tyco International Ltd.                               750,000        33,255,000
                                                                ----------------
                                                                    143,052,659

--------------------------------------------------------------------------------
MACHINERY--1.9%
Fanuc Ltd.                                            300,000        30,583,729
--------------------------------------------------------------------------------
KUKA AG 1,2                                         1,361,000        58,628,827
                                                                ----------------
                                                                     89,212,556

--------------------------------------------------------------------------------
ROAD & RAIL--1.1%
YRC Worldwide, Inc. 1                               2,000,000        54,640,000
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Anhui Expressway
Co. Ltd.                                            9,000,000         8,219,865
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--30.3%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.5%
Finisar Corp. 1                                    13,000,000        36,400,000
--------------------------------------------------------------------------------
JDS Uniphase Corp. 1                                6,000,000        89,760,000
--------------------------------------------------------------------------------
Telefonaktiebolaget
LM Ericsson, B Shares                              10,000,000        40,036,623
                                                                ----------------
                                                                    166,196,623


                   22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Lenovo Group Ltd.                                  40,000,000   $    30,425,933
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.5%
Cogent, Inc. 1                                      1,500,600        23,529,408
--------------------------------------------------------------------------------
Cognex Corp.                                        2,000,000        35,520,000
--------------------------------------------------------------------------------
Electrocomponents plc                              14,000,000        72,970,374
--------------------------------------------------------------------------------
Hirose Electric Co.                                   200,000        24,324,207
--------------------------------------------------------------------------------
Keyence Corp.                                         200,000        44,399,948
--------------------------------------------------------------------------------
Shimadzu Corp.                                      1,500,000        15,263,342
                                                                ----------------
                                                                    216,007,279

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.1%
Blinkx plc 1                                        4,503,519         2,695,145
--------------------------------------------------------------------------------
Digital River, Inc. 1                                 400,000        17,900,000
--------------------------------------------------------------------------------
eBay, Inc. 1                                        2,000,000        78,040,000
                                                                ----------------
                                                                     98,635,145

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--17.4%
Advanced Micro
Devices, Inc. 1,2                                  28,000,000       369,600,000
--------------------------------------------------------------------------------
Altera Corp.                                        2,000,000        48,160,000
--------------------------------------------------------------------------------
Applied Materials, Inc.                             3,000,000        62,100,000
--------------------------------------------------------------------------------
ATMI, Inc. 1                                          500,000        14,875,000
--------------------------------------------------------------------------------
Cree, Inc. 1,2                                      5,002,500       155,577,750
--------------------------------------------------------------------------------
FEI Co. 1                                           1,000,000        31,430,000
--------------------------------------------------------------------------------
Rambus, Inc. 1                                      5,000,000        95,550,000
--------------------------------------------------------------------------------
Xilinx, Inc.                                        2,000,000        52,280,000
                                                                ----------------
                                                                    829,572,750

--------------------------------------------------------------------------------
SOFTWARE--2.2%
Autonomy Corp. plc 1                                4,503,519        79,334,026
--------------------------------------------------------------------------------
Nintendo Co. Ltd.                                      50,000        25,883,511
                                                                ----------------
                                                                    105,217,537

--------------------------------------------------------------------------------
MATERIALS--4.6%
--------------------------------------------------------------------------------
CHEMICALS--3.4%
Kuraray Co. Ltd.                                    4,000,000        50,668,176
--------------------------------------------------------------------------------
Novozymes AS, B Shares                                800,000       100,878,423

                                                                          VALUE
                                                       SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Symyx Technologies,
Inc. 1                                              1,500,000   $    13,035,000
                                                                ----------------
                                                                    164,581,599

--------------------------------------------------------------------------------
METALS & MINING--0.5%
Newmont Mining
Corp. (Holding Co.)                                   500,000        22,365,000
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.7%
Holmen AB, B Shares                                   500,000        19,164,817
--------------------------------------------------------------------------------
Weyerhaeuser Co.                                      200,000        14,460,000
                                                                ----------------
                                                                     33,624,817

--------------------------------------------------------------------------------
UTILITIES--0.9%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Iberdrola SA                                          700,000        41,124,214
                                                                ----------------
Total Common Stocks
(Cost $3,966,576,693)                                             4,609,222,345

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Vermillion, Inc. Wts.,
Exp. 8/29/12 1
(Cost $0)                                           3,474,800         1,872,667

                                                       SHARES
--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--3.5%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.37% 2,4
(Cost $167,295,042)                               167,295,042       167,295,042

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $4,133,871,735)                                   100.1%    4,778,390,054
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                          (0.1)       (4,129,994)
                                                  ------------------------------
NET ASSETS                                              100.0%  $ 4,774,260,060
                                                  ==============================


                   23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                           SHARES             GROSS            GROSS            SHARES
                                   SEPT. 30, 2006         ADDITIONS       REDUCTIONS    SEPT. 30, 2007
-------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.           21,000,000         7,000,000               --        28,000,000
Arena Pharmaceuticals, Inc. a           4,000,000         1,191,800        2,300,000         2,891,800
Cepheid, Inc.                           4,900,000                --               --         4,900,000
Cree, Inc.                              5,002,500                --               --         5,002,500
Kosan Biosciences, Inc.                 3,032,188           975,900               --         4,008,088
KUKA AG (formerly IWKA AG)              1,361,000                --               --         1,361,000
Nektar Therapeutics                    12,000,000                --               --        12,000,000
NicOx SA                                5,077,849         1,218,678 b             --         6,296,527
Novavax, Inc.                           6,009,883                --               --         6,009,883
Oakley, Inc.                            6,800,000                --        6,800,000                --
Oppenheimer Institutional
Money Market Fund, Cl. E                       --     1,866,991,867    1,699,696,825       167,295,042
Renovis, Inc.                           2,900,000                --        2,900,000                --
Rigel Pharmaceuticals, Inc.             2,001,730           498,170               --         2,499,900
Telik, Inc.                            10,000,000                --          400,000         9,600,000
Thorntons plc                           6,300,000                --               --         6,300,000
Verenium Corp.                                 --         7,819,037 b             --         7,819,037

                                                              VALUE         DIVIDEND          REALIZED
                                                         SEE NOTE 1           INCOME       GAIN (LOSS)
-------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                         $  369,600,000    $          --    $           --
Arena Pharmaceuticals, Inc. a                                    -- c             --       (16,731,805)
Cepheid, Inc.                                           111,720,000               --                --
Cree, Inc.                                              155,577,750               --                --
Kosan Biosciences, Inc.                                  20,080,521               --                --
KUKA AG (formerly IWKA AG)                               58,628,827               --                --
Nektar Therapeutics                                     105,960,000               --                --
NicOx SA                                                150,838,674               --                --
Novavax, Inc.                                            21,575,480               --                --
Oakley, Inc.                                                     --               --        54,489,005
Oppenheimer Institutional Money Market Fund, Cl. E      167,295,042        7,660,975                --
Renovis, Inc.                                                    --               --       (55,237,449)
Rigel Pharmaceuticals, Inc.                              23,574,057               --                --
Telik, Inc.                                              27,936,000               --        (6,019,880)
Thorntons plc                                            22,041,493          824,161                --
Verenium Corp.                                           41,284,511               --                --
                                                     --------------------------------------------------
                                                     $1,276,112,355    $   8,485,136    $  (23,500,129)
                                                     ==================================================

a. No longer an affiliate as of September 30, 2007.

b. All or a portion is the result of a corporate action.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.


                   24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $3,474,800, which represents 0.07% of the Fund's net assets. See
Note 6 of accompanying Notes.

4. Rate shown is the 7-day yield as of September 30, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE    PERCENT
--------------------------------------------------------------------------------
United States                                         $2,491,584,658       52.1%
France                                                   397,240,462        8.3
Japan                                                    373,882,743        7.8
Switzerland                                              313,611,320        6.6
United Kingdom                                           268,168,277        5.6
Germany                                                  214,511,558        4.5
Canada                                                   160,938,097        3.4
Sweden                                                   128,931,891        2.7
Denmark                                                  100,878,423        2.1
Italy                                                     64,277,378        1.4
Singapore                                                 57,038,986        1.2
China                                                     49,950,771        1.0
Hong Kong                                                 48,597,443        1.0
Spain                                                     41,124,214        0.9
Bermuda                                                   33,255,000        0.7
Ireland                                                   16,540,946        0.4
Philippines                                                6,711,887        0.1
Brazil                                                     5,874,000        0.1
India                                                      5,272,000        0.1
                                                      --------------------------
Total                                                 $4,778,390,054      100.0%
                                                      ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $2,676,146,658)                                                $3,502,277,699
Affiliated companies (cost $1,457,725,077)                                                   1,276,112,355
                                                                                            ---------------
                                                                                             4,778,390,054
-----------------------------------------------------------------------------------------------------------
Cash                                                                                             1,213,136
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                9,956
-----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Dividends                                                                                        7,544,122
Investments sold                                                                                 2,862,925
Shares of beneficial interest sold                                                               2,479,279
Other                                                                                              203,250
                                                                                            ---------------
Total assets                                                                                 4,792,702,722

-----------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------
Bank overdraft-foreign currencies (cost $2,869,169)                                              2,869,169
-----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                           6,324,626
Investments purchased                                                                            4,669,920
Distribution and service plan fees                                                               2,769,392
Transfer and shareholder servicing agent fees                                                      710,227
Trustees' compensation                                                                             687,033
Shareholder communications                                                                         283,482
Other                                                                                              128,813
                                                                                            ---------------
Total liabilities                                                                               18,442,662

-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $4,774,260,060
                                                                                            ===============

-----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $      118,154
-----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   3,654,006,197
-----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                6,562,810
-----------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions                 468,764,051
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies                                    644,808,848
                                                                                            ---------------
NET ASSETS                                                                                  $4,774,260,060
                                                                                            ===============


                   26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-----------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $3,223,161,160 and 78,678,111 shares of beneficial interest outstanding)            $ 40.97
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                            $ 43.47
-----------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $484,495,894 and 12,497,808 shares of beneficial interest outstanding)              $ 38.77
-----------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $672,409,751 and 17,334,831 shares of beneficial interest outstanding)              $ 38.79
-----------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $137,760,701 and 3,437,133 shares of beneficial interest outstanding)               $ 40.08
-----------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $256,432,554 and 6,206,126 shares
of beneficial interest outstanding)                                                    $ 41.32

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $3,233,533)    $ 64,288,655
Affiliated companies                                                          8,485,136
----------------------------------------------------------------------------------------
Interest                                                                      2,234,144
----------------------------------------------------------------------------------------
Portfolio lending fees                                                          806,772
----------------------------------------------------------------------------------------
Other income                                                                     59,873
                                                                           -------------
Total investment income                                                      75,874,580

----------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------
Management fees                                                              32,343,163
----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                       7,758,535
Class B                                                                       5,509,001
Class C                                                                       6,642,686
Class N                                                                         637,025
----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                       5,253,397
Class B                                                                       1,019,065
Class C                                                                       1,105,491
Class N                                                                         365,198
Class Y                                                                         117,534
----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                         450,305
Class B                                                                         158,803
Class C                                                                          97,823
Class N                                                                           8,078
Class Y                                                                             207
----------------------------------------------------------------------------------------
Custodian fees and expenses                                                     309,324
----------------------------------------------------------------------------------------
Trustees' compensation                                                          278,424
----------------------------------------------------------------------------------------
Other                                                                           188,153
                                                                           -------------
Total expenses                                                               62,242,212
Less reduction to custodian expenses                                            (18,857)
Less waivers and reimbursements of expenses                                    (145,515)
                                                                           -------------
Net expenses                                                                 62,077,840

----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        13,796,740


                   28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                                    $ 620,309,531
   Affiliated companies                                                        (23,500,129)
Foreign currency transactions                                                   27,593,639
                                                                             --------------
Net realized gain                                                              624,403,041
-------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                        552,762
Translation of assets and liabilities denominated in foreign currencies        101,646,176
                                                                             --------------
Net change in unrealized appreciation                                          102,198,938

-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $ 740,398,719
                                                                             ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                               2007            2006
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $   13,796,740  $   14,237,529
----------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                               624,403,041     631,863,175
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                           102,198,938      19,360,476
                                                                                             -------------------------------
Net increase in net assets resulting from operations                                            740,398,719     665,461,180

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                                          (8,963,331)    (42,470,310)
Class B                                                                                                  --      (8,500,967)
Class C                                                                                                  --      (6,531,058)
Class N                                                                                                (527)     (1,343,976)
Class Y                                                                                            (945,941)     (1,185,283)
                                                                                             -------------------------------
                                                                                                 (9,909,799)    (60,031,594)
----------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                                        (391,377,303)    (79,241,734)
Class B                                                                                         (78,717,158)    (28,212,263)
Class C                                                                                         (87,326,269)    (18,797,318)
Class N                                                                                         (14,930,524)     (2,902,677)
Class Y                                                                                         (18,789,344)     (1,884,027)
                                                                                             -------------------------------
                                                                                               (591,140,598)   (131,038,019)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                         143,938,882     624,329,364
Class B                                                                                        (162,719,588)   (230,411,711)
Class C                                                                                          13,582,942      97,409,471
Class N                                                                                          25,244,608      23,293,980
Class Y                                                                                         108,874,558      85,322,878
                                                                                             -------------------------------
                                                                                                128,921,402     599,943,982

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
Total increase                                                                                  268,269,724   1,074,335,549
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           4,505,990,336   3,431,654,787
                                                                                             -------------------------------
End of period (including accumulated net investment income
of $6,562,810 and $3,497,211, respectively)                                                  $4,774,260,060  $4,505,990,336
                                                                                             ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                2007           2006            2005          2004          2003
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    39.84     $    34.99      $    26.13    $    22.05    $    15.06
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                         .19 1          .24 1,2         .10 1        (.06)         (.07)
Net realized and unrealized gain                    6.16           6.62            8.76          4.14          7.29
                                              -----------------------------------------------------------------------
Total from investment operations                    6.35           6.86            8.86          4.08          7.22
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                (.12)          (.70)             --            --          (.21)
Tax return of capital                                 --             --              --            --          (.02)
Distributions from net realized gain               (5.10)         (1.31)             --            --           --
                                              ---------------------------------------------------------- ------------
Total dividends and/or distributions
to shareholders                                    (5.22)         (2.01)             --            --          (.23)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    40.97     $    39.84      $    34.99    $    26.13    $    22.05
                                              =======================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                 17.35%         20.36%          33.91%        18.50%        48.34%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $3,223,161     $2,975,115      $2,062,174    $1,572,487    $1,185,092
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)             $3,149,584     $2,634,453      $1,895,296    $1,533,808    $  963,783
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                        0.48%          0.62% 2         0.32%        (0.20)%       (0.48)%
Total expenses                                      1.13% 5        1.13%           1.17%         1.19%         1.36%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                            1.13%          1.13%           1.16%         1.19%         1.36%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39%            96%            107%           52%           61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.19 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       1.13%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,              2007           2006             2005            2004         2003
---------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    38.12     $    33.53       $    25.25      $    21.48   $    14.66
---------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.09) 1        (.11) 1,2        (.15) 1         (.33)        (.26)
Net realized and unrealized gain                  5.84           6.41             8.43            4.10         7.15
                                            -------------------------------------------------------------------------
Total from investment operations                  5.75           6.30             8.28            3.77         6.89
---------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --           (.40)              --              --         (.05)
Tax return of capital                               --             --               --              --         (.02)
Distributions from net realized gain             (5.10)         (1.31)              --              --           --
                                            -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (5.10)         (1.71)              --              --         (.07)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    38.77     $    38.12       $    33.53      $    25.25   $    21.48
                                            =========================================================================

---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               16.45%         19.40%           32.79%          17.55%       47.15%
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  484,496     $  643,743       $  771,194      $  701,803   $  659,224
---------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  551,877     $  742,195       $  777,123      $  753,094   $  564,030
---------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                              (0.24)%        (0.30)% 2        (0.51)%         (1.06)%      (1.28)%
Total expenses                                    1.92% 5        1.94%            1.99%           2.03%        2.23%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                          1.92%          1.94%            1.99%           2.03%        2.14%
---------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             39%            96%             107%             52%          61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       1.92%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS C     YEAR ENDED SEPTEMBER 30,              2007               2006             2005           2004             2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    38.13         $    33.58       $    25.28     $    21.49       $    14.67
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                               (.10) 1            (.06) 1,2        (.14) 1        (.26)            (.24)
Net realized and unrealized gain                  5.86               6.38             8.44           4.05             7.14
                                            ---------------------------------------------------------------------------------
Total from investment operations                  5.76               6.32             8.30           3.79             6.90
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                --               (.46)              --             --             (.06)
Tax return of capital                               --                 --               --             --             (.02)
Distributions from net realized gain             (5.10)             (1.31)              --             --               --
                                            ---------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (5.10)             (1.77)              --             --             (.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    38.79         $    38.13       $    33.58     $    25.28       $    21.49
                                            =================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               16.48%             19.45%           32.83%         17.64%           47.20%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  672,410         $  645,096       $  482,907     $  385,820       $  332,257
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  664,952         $  585,044       $  451,817     $  393,202       $  276,023
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                              (0.26)%            (0.16)% 2        (0.45)%        (0.99)%          (1.26)%
Total expenses                                    1.89% 5,6,7        1.89% 6          1.93% 6        1.96% 6,8        2.15% 6
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             39%                96%             107%            52%              61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       1.89%

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver or reimbursement of indirect management fees less than 0.005%.

8. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,              2007           2006            2005          2004         2003
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    39.10     $    34.40      $    25.78    $    21.83   $    14.96
------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                       .03 1          .10 1,2         .01 1        (.05)        (.04)
Net realized and unrealized gain                  6.05           6.52            8.61          4.00         7.15
                                            ----------------------------------------------------------------------
Total from investment operations                  6.08           6.62            8.62          3.95         7.11
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income                -- 3         (.61)             --            --         (.22)
Tax return of capital                               --             --              --            --         (.02)
Distributions from net realized gain             (5.10)         (1.31)             --            --           --
                                            ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (5.10)         (1.92)             --            --         (.24)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    40.08     $    39.10      $    34.40    $    25.78   $    21.83
                                            ======================================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4               16.93%         19.94%          33.44%        18.10%       47.94%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  137,761     $  107,367      $   73,690    $   40,989   $   22,900
------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  127,541     $   95,756      $   59,502    $   33,972   $   15,577
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income (loss)                      0.09%          0.27% 2         0.02%        (0.54)%      (0.68)%
Total expenses                                    1.50% 6        1.48%           1.51%         1.54%        1.70%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                          1.50%          1.48%           1.51%         1.54%        1.64%
------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             39%            96%            107%           52%          61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.18 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       1.50%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,              2007           2006            2005          2004         2003
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $    40.14     $    35.24      $    26.23    $    22.06   $    15.09
-----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .29 1          .42 1,2         .21 1         .07          .06
Net realized and unrealized gain                  6.25           6.62            8.80          4.10         7.25
                                            ---------------------------------------------------------------------
Total from investment operations                  6.54           7.04            9.01          4.17         7.31
-----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income              (.26)          (.83)             --            --         (.32)
Tax return of capital                               --             --              --            --         (.02)
Distributions from net realized gain             (5.10)         (1.31)             --            --           --
                                            ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                  (5.36)         (2.14)             --            --         (.34)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    41.32     $    40.14      $    35.24    $    26.23   $    22.06
                                            =====================================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3               17.79%         20.77%          34.35%        18.90%       49.07%
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $  256,432     $  134,669      $   41,690    $   16,904   $    8,519
-----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  194,199     $   88,988      $   26,698    $   14,612   $    5,743
-----------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                             0.76%          1.09% 2         0.66%         0.19%        0.04%
Total expenses                                    0.77% 5        0.78%           0.83%         0.85%        0.90%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                          0.77%          0.78%           0.82%         0.85%        0.90%
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             39%            96%            107%           52%          61%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment income per share and the net investment income ratio include $.19 and 0.48%, respectively, resulting from a special dividend from Saks, Inc. in May 2006.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       0.77%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Global Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is


                   36 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                   37 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
    UNDISTRIBUTED      UNDISTRIBUTED         ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT         LONG-TERM                LOSS   FOR FEDERAL INCOME
    INCOME                      GAIN    CARRYFORWARD 1,2         TAX PURPOSES
    -------------------------------------------------------------------------
    $239,857,063        $245,349,551                 $--         $635,590,305

1. During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended September 30, 2006, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                   38 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                            REDUCTION TO       REDUCTION TO
                                             ACCUMULATED    ACCUMULATED NET
    INCREASE TO                           NET INVESTMENT      REALIZED GAIN
    PAID-IN CAPITAL                               INCOME   ON INVESTMENTS 3
    -----------------------------------------------------------------------
    $64,301,072                                 $821,342        $63,479,730

3. $64,301,072, including $40,519,379 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006 was as follows:

                                             YEAR ENDED          YEAR ENDED
                                         SEPT. 30, 2007      SEPT. 30, 2006
    -----------------------------------------------------------------------
    Distributions paid from:
    Ordinary income                     $    349,949,656     $   60,031,594
    Long-term capital gain                   251,100,741        131,038,019
                                        -----------------------------------
    Total                               $    601,050,397     $  191,069,613
                                        ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

    Federal tax cost of securities                         $  4,143,080,322
    Federal tax cost of other investments                         1,059,964
                                                           ----------------
    Total federal tax cost                                 $  4,144,140,286
                                                           ================

    Gross unrealized appreciation                          $  1,145,224,247
    Gross unrealized depreciation                              (509,633,942)
                                                           ----------------
    Net unrealized appreciation                            $    635,590,305
                                                           ================

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended September 30, 2007, the Fund's projected benefit obligations were increased by $171,857


                   39 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIALSTATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

and payments of $141,871 were made to retired trustees, resulting in an accumulated liability of $470,785 as of September 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.


                   40 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               YEAR ENDED SEPTEMBER 30, 2007      YEAR ENDED SEPTEMBER 30, 2006
                                     SHARES           AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                             18,859,810   $  723,018,490       29,179,760   $ 1,151,367,267
Dividends and/or
distributions reinvested          9,736,795      359,677,178        3,127,768       110,566,604
Redeemed                        (24,600,546)    (938,756,786) 1   (16,560,412)     (637,604,507) 2
                               -------------------------------------------------------------------
Net increase                      3,996,059   $  143,938,882       15,747,116   $   624,329,364
                               ===================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                              1,781,802   $   64,932,623        3,438,672   $   130,155,828
Dividends and/or
distributions reinvested          2,048,921       72,081,270          983,040        33,462,697
Redeemed                         (8,221,168)    (299,733,481) 1   (10,533,656)     (394,030,236) 2
                               -------------------------------------------------------------------
Net decrease                     (4,390,445)  $ (162,719,588)      (6,111,944)  $  (230,411,711)
                               ===================================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                              2,953,947   $  107,617,387        5,027,963   $   191,508,896
Dividends and/or
distributions reinvested          2,100,917       73,931,272          643,821        21,915,663
Redeemed                         (4,639,134)    (167,965,717) 1    (3,132,442)     (116,015,088) 2
                               -------------------------------------------------------------------
Net increase                        415,730   $   13,582,942        2,539,342   $    97,409,471
                               ===================================================================


                   41 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                               YEAR ENDED SEPTEMBER 30, 2007      YEAR ENDED SEPTEMBER 30, 2006
                                     SHARES           AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS N
Sold                              1,516,080   $   56,947,197        1,375,227   $    53,147,288
Dividends and/or
distributions reinvested            387,948       14,063,122          118,786         4,132,554
Redeemed                         (1,212,989)     (45,765,711) 1      (890,038)      (33,985,862) 2
                               -------------------------------------------------------------------
Net increase                        691,039   $   25,244,608          603,975   $    23,293,980
                               ===================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                              3,079,002   $  117,984,502        2,510,463   $    98,857,921
Dividends and/or
distributions reinvested            530,935       19,718,916           86,433         3,069,235
Redeemed                           (758,926)     (28,828,860) 1      (424,839)      (16,604,278) 2
                               -------------------------------------------------------------------
Net increase                      2,851,011   $  108,874,558        2,172,057   $    85,322,878
                               ===================================================================

1. Net of redemption fees of $26,039, $4,562, $5,497, $1,054 and $1,605 for
Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $41,689, $11,745, $9,258, $1,515 and $1,408 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                              PURCHASES             SALES
      --------------------------------------------------------------------
      Investment securities             $ 1,770,538,859   $ 1,745,016,805
      U.S. government and
      government agency obligations                  --       607,451,378

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

FEE SCHEDULE EFFECTIVE JAN. 1, 2007
--------------------------------------------
Up to $250 million                     0.80%
Next $250 million                      0.77
Next $500 million                      0.75
Next $1 billion                        0.69
Next $1.5 billion                      0.67
Next $2.5 billion                      0.65
Over $6 billion                        0.63

FEE SCHEDULE OCT. 1, 2006 TO DEC. 31, 2006
--------------------------------------------
Up to $250 million                     0.80%
Next $250 million                      0.77
Next $500 million                      0.75
Next $1 billion                        0.69
Next $1.5 billion                      0.67
Over $3.5 billion                      0.65


                   42 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $7,827,647 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $9,801,822, $9,919,995 and $946,172, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                   43 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------
September 30, 2007   $   1,043,145   $      28,834   $     766,720   $      94,787   $      10,425

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended September 30, 2007, the Manager waived $145,515 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                   44 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                     CONTRACT       VALUATION AS OF
                        EXPIRATION     AMOUNT         SEPTEMBER 30,     UNREALIZED
CONTRACT DESCRIPTION          DATE     (000S)                  2007   APPRECIATION
-----------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                 10/1/07        743EUR    $     1,059,964   $      9,956

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had no securities on loan.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXEs. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is


                   45 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT Continued

effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   46 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER GLOBAL OPPORTUNITIES FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Global Opportunities Fund, including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Global Opportunities Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 16, 2007


                   47 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Capital gain distributions of $2.1662 per share were paid to Class A, Class B, Class C, Class N and Class Y shareholders, respectively, on December 5, 2006. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of the capital assets held for more than one year (long-term capital gains).

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions should be multiplied by 11.17% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $68,642,488 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2007, $393,849 or 3.97% of the ordinary distributions paid by the Fund qualifies as an interest related dividend and $251,093,287 or 73.84% of the short-term capital gain distribution paid by the Fund qualifies as a short-term capital gain dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   48 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   49 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an invest-


                   50 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND ment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Frank Jennings and Randall Dishmon, the portfolio managers for the Fund, and the Manager's Global investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load global flexible portfolio funds advised by the Manager and by other investment advisers. The Board noted that the Fund's three-year, five-year and ten-year performance were better than its peer group median. However its one-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other global flexible portfolio funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also


                   51 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                   52 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE           HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                            THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                               COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                       HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                       General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board                  Director of Special Value Opportunities Fund, LLC (registered investment company)
of Trustees (since 2007),              (since September 2004); Member of Zurich Financial Services Investment
Trustee (since 2005)                   Advisory Board (insurance) (since October 2004); Chairman (since August 2007)
Age: 64                                and Trustee (since August 1991) of the Board of Governing Trustees of The Jackson
                                       Laboratory (non-profit); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey
                                       Investment Partners, LLC (private equity investment) (January 1999-September
                                       2004); Trustee of Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College (August
                                       1990-September 2001) (economics research); Director of Ray & Berendtson, Inc.
                                       (May 2000-April 2002) (executive search firm). Oversees 64 portfolios in the
                                       OppenheimerFunds complex.

DAVID K. DOWNES,                       President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Trustee (since 2007)                   (investment management company) (since January 2004); President of The Community
Age: 67                                Reinvestment Act Qualified Investment Fund (investment management company)
                                       (since January 2004); Independent Chairman of the Board of Trustees of Quaker
                                       Investment Trust (registered investment company) (since January 2004); Director of Internet Capital Group (information technology company) (since October
                                       2003); Chief Operating Officer and Chief Financial Officer of Lincoln National
                                       Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President,
                                       Chief Executive Officer and Trustee of Delaware Investment Family of Funds
                                       (1993-2003); President and Board Member of Lincoln National Convertible
                                       Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003);
                                       Chairman and Chief Executive Officer of Retirement Financial Services, Inc.
                                       (registered transfer agent and investment adviser and subsidiary of Delaware
                                       Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of
                                       Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief
                                       Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                       Corporation (investment subsidiary of Equitable Life Assurance Society)
                                       (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the
                                       Colonial Penn Group, Inc. (insurance company): Corporate Budget Director
                                       (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                       (1969-1972); held the following positions at Price Waterhouse & Company
                                       (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and
                                       Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64
                                       portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                       Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)                   (since 2005); Director of ICI Education Foundation (education foundation)
Age: 66                                (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company
                                       (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the
                                       OppenheimerFunds complex.


                   53 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                       A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the
Trustee (since 1993)                   OppenheimerFunds complex.
Age: 74

PHILLIP A. GRIFFITHS,                  Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)                   Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 69                                Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation
                                       (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                       American Philosophical Society (since 1996); Trustee of Woodward Academy (since
                                       1983); Foreign Associate of Third World Academy of Sciences; Director of the
                                       Institute for Advanced Study (1991-2004); Director of Bankers Trust New York
                                       Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 54
                                       portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                        Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)                   and Senior Vice President and General Auditor of American Express Company
Age: 65                                (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                        Managing Director of Public Capital Advisors, LLC (privately-held financial
Trustee (since 2002)                   advisor) (since January 2006); Director of Columbia Equity Financial Corp.
Age: 55                                (privately-held financial advisor) (since 2002); Managing Director of Carmona
                                       Motley, Inc. (privately-held financial advisor) (since January 2002); Managing
                                       Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)
                                       (January 1998-December 2001); Member of the Finance and Budget Committee of the
                                       Council on Foreign Relations, Member of the Investment Committee of the Episcopal
                                       Church of America, Member of the Investment Committee and Board of Human Rights
                                       Watch and the Investment Committee of Historic Hudson Valley. Oversees 54
                                       portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,              Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.")
Trustee (since 1990)                   (corporate governance consulting and executive recruiting) (since 1993); Life
Age: 75                                Trustee of International House (non-profit educational organization); Former
                                       Trustee of The Historical Society of the Town of Greenwich; Former Director of
                                       Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                      Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)                   Cathco (since 1996); Director of Lakes Environmental Association (environmental
Age: 66                                protection organization) (since 1996); Member of the Investment Committee of the
                                       Associated Jewish Charities of Baltimore (since 1994); Director of
                                       Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a privately held bio-statistics company) (since May 2007). Oversees 54 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                         President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)                   company) (since 1994); Vice President of American Talc Company, Inc. (talc mining
Age: 59                                and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold Trona
                                       Company, Inc. (soda ash processing and production) (1996-2006); Director and
                                       Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                       (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees
                                       54 portfolios in the OppenheimerFunds complex.


                   54 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                     THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                            FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                       INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS
                                       AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                       REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                       OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                        Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and                 President of the Manager (September 2000-March 2007); President and director or
Principal Executive Officer            trustee of other Oppenheimer funds; President and Director of Oppenheimer
(since 2001)                           Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
Age: 58                                Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
                                       Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc.
                                       (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director
                                       of Shareholder Services, Inc. and of Shareholder Financial Services, Inc.
                                       (transfer agent subsidiaries of the Manager) (since July 2001); President and
                                       Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial
                                       Asset Management Corporation, Trinity Investment Management Corporation and
                                       Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                       Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                       President (since November 2001) and Director (since July 2001) of Oppenheimer
                                       Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual
                                       Life Insurance Company (OAC's parent company) (since February 1997); Director of
                                       DLB Acquisition Corporation (holding company parent of Babson Capital Management
                                       LLC) (since June 1995); Chairman (since October 2007) and Member of the
                                       Investment Company Institute's Board of Governors (since October 2003); Chief
                                       Operating Officer of the Manager (September 2000-June 2001). Oversees 102
                                       portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                      THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
THE FUND                               JENNINGS, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                       LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                       PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                       80112-3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                       RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

FRANK JENNINGS, PHD,                   Vice President of the Manager (since September 1995). An officer of 1 portfolio
Vice President and Portfolio           in the OppenheimerFunds complex.
Manager (since 1995)
Age: 60

MARK S. VANDEHEY,                      Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief               2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Compliance Officer                     Inc., Centennial Asset Management and Shareholder Services, Inc. (since March
(since 2004)                           2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Age: 57                                Management Corporation and Shareholder Services, Inc. (since June 1983). Former
                                       Vice President and Director of Internal Audit of the Manager (1997-February
                                       2004). An officer of 102 portfolios in the OppenheimerFunds complex.


                   55 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN W. WIXTED,                       Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal                of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting                 Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management,
Officer (since 1999)                   Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 48                                Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since
                                       May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                       Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                       (charitable trust program established by the Manager) (since June 2003);
                                       Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March
                                       1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                       Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                       Services Division (March 1995-March 1999). An officer of 102 portfolios in the
                                       OppenheimerFunds complex.

BRIAN S. PETERSEN,                     Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer                    the Manager (August 2002-February 2007); Manager/Financial Product Accounting of
(since 2004)                           the Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                                OppenheimerFunds complex.

BRIAN C. SZILAGYI,                     Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                    Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                           Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 37                                Director of Mutual Fund Operations at American Data Services, Inc. (September
                                       2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                        Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)                 2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 59                                December 2001); General Counsel of Centennial Asset Management Corporation (since
                                       December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                       Management Corporation (since December 2001); Secretary and General Counsel of
                                       OAC (since November 2001); Assistant Secretary (since September 1997) and
                                       Director (since November 2001) of OppenheimerFunds International Ltd. and
                                       OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership
                                       Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset
                                       Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                       Inc. (since December 2001); Senior Vice President, General Counsel and Director
                                       of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                       Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                       President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                       November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                       2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                       (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                       2001) of the Manager; Assistant Secretary of the following: Shareholder Services,
                                       Inc. (May 1985-November 2001), Shareholder Financial Services, Inc. (November
                                       1989-November 2001), and OppenheimerFunds International Ltd. (September
                                       1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.


                   56 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

LISA I. BLOOMBERG,                     Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                    President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                           2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 39                                Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                       PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,                  Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                    2004); First Vice President (2000-September 2004), Director (2000-September
(since 2004)                           2004) and Vice President (1998-2000) of Merrill Lynch Investment Management. An
Age: 43                                officer of 102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                      Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary                    (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                           Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 42                                Centennial Asset Management Corporation (since October 2003); Vice President and
                                       Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                       Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services,
                                       Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October
                                       2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   57 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $34,000 in fiscal 2007 and $33,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $233,640 in fiscal 2007 and $183,800 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $233,640 in fiscal 2007 and $185,336 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Opportunities Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007